Accumulated Other Comprehensive (Loss) Income - Schedule of Changes in Components of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, shareholders' equity	$ 9,662	$ 4,738	$ 4,229
AOCI activity before reclassifications	224	(755)
Amounts reclassified from AOCI to earnings	20	10
Other comprehensive income (loss), net of tax	244	(745)	(2)
Ending balance, shareholders' equity	21,255	9,662	4,738
Total accumulated other comprehensive (loss) income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, shareholders' equity	(735)	10	12
Other comprehensive income (loss), net of tax	244	(745)	(2)
Ending balance, shareholders' equity	(491)	(735)	10
Unrealized loss on securities available for sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, shareholders' equity	(739)	(9)
AOCI activity before reclassifications	143	(730)
Amounts reclassified from AOCI to earnings	19	0
Other comprehensive income (loss), net of tax	162	(730)
Ending balance, shareholders' equity	(577)	(739)	(9)
Unrealized loss on securities available for sale transferred to held to maturity
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, shareholders' equity	(6)	(7)
AOCI activity before reclassifications	0	0
Amounts reclassified from AOCI to earnings	1	1
Other comprehensive income (loss), net of tax	1	1
Ending balance, shareholders' equity	(5)	(6)	(7)
Defined benefit pension items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, shareholders' equity	10	26
AOCI activity before reclassifications	81	(25)
Amounts reclassified from AOCI to earnings	0	9
Other comprehensive income (loss), net of tax	81	(16)
Ending balance, shareholders' equity	$ 91	$ 10	$ 26